Number of TSARs Outstanding and Exercisable (Detail) (CAD) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
TSARs outstanding, number of option	168,075	[1]
TSARs outstanding, weighted average years to expiration	3 years 3 months 18 days	[1]
TSARs outstanding, weighted average exercise price	53.28	[1]
TSARs outstanding, aggregate intrinsic value	8	[1]
TSARs exercisable, number of option	168,075	[1]
TSARs exercisable, weighted average exercise price	53.28	[1]
TSARs exercisable, aggregate intrinsic value	8	[1]
Range of exercise prices from $31.45 - $46.61
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	31.45
Range of exercise prices, maximum	46.61
TSARs outstanding, number of option	65,625
TSARs outstanding, weighted average years to expiration	2 years
TSARs outstanding, weighted average exercise price	37.80
TSARs outstanding, aggregate intrinsic value	4
TSARs exercisable, number of option	65,625
TSARs exercisable, weighted average exercise price	37.80
TSARs exercisable, aggregate intrinsic value	4
Range of exercise prices from $46.62. - $60.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	46.62
Range of exercise prices, maximum	60.13
TSARs outstanding, number of option	39,000
TSARs outstanding, weighted average years to expiration	3 years 6 months
TSARs outstanding, weighted average exercise price	56.99
TSARs outstanding, aggregate intrinsic value	2
TSARs exercisable, number of option	39,000
TSARs exercisable, weighted average exercise price	56.99
TSARs exercisable, aggregate intrinsic value	2
Range of exercise prices from $60.14 to $71.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	60.14
Range of exercise prices, maximum	71.69
TSARs outstanding, number of option	63,450
TSARs outstanding, weighted average years to expiration	4 years 6 months
TSARs outstanding, weighted average exercise price	67.00
TSARs outstanding, aggregate intrinsic value	2
TSARs exercisable, number of option	63,450
TSARs exercisable, weighted average exercise price	67.00
TSARs exercisable, aggregate intrinsic value	2

[1]	As at December 31, 2012, the total number of in-the-money TSARs outstanding was 168,075 with a weighted-average exercise price of $53.28. The weighted-average years to expiration of exercisable TSARs is 3.4 years.